Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Trade receivables (refer note a below)	$ 5,843,587	$ 4,701,900
Less: Allowances for expected credit losses	(1,026,591)	(968,322)
Trade receivables, net	4,816,996	3,733,578
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	5,843,587	4,701,900
Government grant receivable	18,791	6,137
Advance to employees		9,090
Deposit recoverable	46,505	29,216
Prepayments	136,581	47,125
Other receivables	9,869
Total, Other receivables	211,746	91,568
Total trade and other receivables	5,028,742	3,825,146
Not past due [Member]
Trade receivables
Trade receivables (refer note a below)	2,644,699	2,176,512
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	2,644,699	2,176,512
Up to 60 days [Member]
Trade receivables
Trade receivables (refer note a below)	1,237,287	814,010
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	1,237,287	814,010
60 to 365 days [Member]
Trade receivables
Trade receivables (refer note a below)	707,559	651,860
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	707,559	651,860
Over 1 year [Member]
Trade receivables
Trade receivables (refer note a below)	1,254,042	1,059,518
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	$ 1,254,042	$ 1,059,518